Shareholders Equity (USD $)	Common Stock	Discount on Common Stock	Additional Paid-In Capital	Members Deficit	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Value at Dec. 31, 2011				$ (10,700)		$ (10,700)
Beginning Balance, Shares at Dec. 31, 2011
Net loss				(163,456)		(163,456)
Ending Balance, Value at Dec. 31, 2012				(174,156)		(174,156)
Beginning Balance, Value at Dec. 31, 2012				(174,156)		(174,156)
Beginning Balance, Shares at Dec. 31, 2012
Shares issued due to conversion from LLC to C-Corp., Shares	1,675,000,000
Shares issued due to conversion from LLC to C-Corp., Value	16,750,000	(16,750,000)		174,156	(174,156)
Reverse stock split adjustment to issued and outstanding shares, Shares	(1,340,000,000)
Reverse stock split adjustment to issued and outstanding shares, Value	(13,400,000)	13,400,000
Shares issued for services, Shares	53,475,000
Shares issued for services, Value	534,750	(320,850)				213,900
Net loss					(479,195)	(479,195)
Ending Balance, Shares at Dec. 31, 2013	388,475,000
Ending Balance, Value at Dec. 31, 2013	3,884,750	(3,670,850)			(653,351)	(439,451)
Beginning Balance, Value at Dec. 31, 2013	3,884,750	(3,670,850)			(653,351)	(439,451)
Net loss					(322,548)	(322,548)
Ending Balance, Shares at Dec. 31, 2014	388,475,000
Ending Balance, Value at Dec. 31, 2014	$ 3,884,750	$ (3,670,850)			$ (975,899)	$ (761,999)